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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended December 31, 1999
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Check here if Amendment [ ]; Amendment Number:
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  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Callisto Capital Management, Inc.
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Address: 277 Park Avenue
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         27th floor
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         New York, NY 10172
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Form 13F File Number:  28-
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Danielle Danese
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Title: President
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Phone: (212) 350-5197
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Signature, Place, and Date of Signing:

/s/ Danielle Danese                New York, NY                  2/10/2000
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28- Not Applicable
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    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
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Form 13F Information Table Entry Total:     40
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Form 13F Information Table Value Total:     $160,373
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                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


      No. Not applicable.

Form 13F File Number 28-
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Name Callisto Capital Management, Inc.
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[Repeat as necessary.]

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                          Form 13F Information Table
                           as of December 31, 1999

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     Column 1      Column 2      Column 3       Column 4        Column 5          Column 6   Column 7          Column 8
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                     Title                                                       Investment                  Voting Authority
     Name of          of           CUSIP       Value      Share      SH/     Put     Dis-      Other       ----------------------
     Issuer          Class                  (x $1000)                PRN    Call   cretion    Managers      Sole   Shared   None
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
       ALA           Common      013904305    $10,171     226,015     SH      N/A     Sole       N/A       226,015    N/A    N/A
  QALACF Mar 30      Common      0139049C3       $729      48,200     SH     Call     Sole       N/A       482,000    N/A    N/A
       ANCC          Common      00941P106     $6,264     172,216     SH      N/A     Sole       N/A       172,216    N/A    N/A
       ANDW          Common      034425108     $1,888     100,000     SH      N/A     Sole       N/A       100,000    N/A    N/A
       APLX          Common      038316105     $6,907     382,397     SH      N/A     Sole       N/A       382,397    N/A    N/A
       AVNT          Common      053487104     $1,174      78,295     SH      N/A     Sole       N/A        78,295    N/A    N/A
       AVID          Common      05367P100       $912      70,166     SH      N/A     Sole       N/A        70,166    N/A    N/A
       BEOS          Common      073309106       $455      20,000     SH      N/A     Sole       N/A        20,000    N/A    N/A
        CS           Common      126920107     $7,359     283,052     SH      N/A     Sole       N/A       283,052    N/A    N/A
       CDN           Common      127387108     $2,935     122,304     SH      N/A     Sole       N/A       122,304    N/A    N/A
  QCDA Jan 17.5      Common      1513139A3       $892      96,400     SH     Call     Sole       N/A       964,000    N/A    N/A
       CTV           Common      203372107     $3,900      96,756     SH      N/A     Sole       N/A        96,756    N/A    N/A
        CA           Common      204912109     $3,147      45,000     SH      N/A     Sole       N/A        45,000    N/A    N/A
       CMTN          Common      217510106     $2,820      58,150     SH      N/A     Sole       N/A        58,150    N/A    N/A
       ESST          Common      269151106       $855      38,650     SH      N/A     Sole       N/A        38,650    N/A    N/A
       EWBX          Common      27032C108     $3,473      69,109     SH      N/A     Sole       N/A        69,109    N/A    N/A
       EFNT          Common      282056100     $2,652      39,030     SH      N/A     Sole       N/A        39,030    N/A    N/A
       ETYS          Common      297862104     $1,085      41,350     SH      N/A     Sole       N/A        41,350    N/A    N/A
       GIC           Common      370120107    $12,828     150,920     SH      N/A     Sole       N/A       150,920    N/A    N/A
       ILUM          Common      452334105     $3,852      70,110     SH      N/A     Sole       N/A        70,110    N/A    N/A
  QQUEO Mar 145      Common      55699W909       $363     100,000     SH      Put     Sole       N/A     1,000,000    N/A    N/A
  QQUEMO Jan 145     Common      55699W9M3       $300     320,000     SH      Put     Sole       N/A     3,200,000    N/A    N/A
  QQUEMJ Jan 140     Common      55699W9M3        $25      50,000     SH      Put     Sole       N/A       500,000    N/A    N/A
  QQUEO Mar 140      Common      55699W9O9       $840     280,000     SH      Put     Sole       N/A     2,800,000    N/A    N/A
       NOK           Common      654902204    $19,428     102,252     SH      N/A     Sole       N/A       102,252    N/A    N/A
       NOVL          Common      670006105     $7,299     183,040     SH      N/A     Sole       N/A       183,040    N/A    N/A
       OWLD          Common      682917307         $3      12,000     SH      N/A     Sole       N/A        12,000    N/A    N/A
       RMBS          Common      750917106     $1,011      14,999     SH      N/A     Sole       N/A        14,999    N/A    N/A
   QRUL Mar 25       Common      760975902        $30      48,200     SH      Put     Sole       N/A       482,000    N/A    N/A
   QRUL Mar 30       Common      760975902       $301     160,700     SH      Put     Sole       N/A     1,607,000    N/A    N/A
       RTHM          Common      762430205     $3,436     110,853     SH      N/A     Sole       N/A       110,853    N/A    N/A
       SVI           Common      784872103     $1,200     100,000     SH      N/A     Sole       N/A       100,000    N/A    N/A
       TSD           Common      879252104     $5,824     150,067     SH      N/A     Sole       N/A       150,067    N/A    N/A
       TBH           Common      879287308     $2,742      21,340     SH      N/A     Sole       N/A        21,340    N/A    N/A
       TCP           Common      87952L108     $3,043      71,802     SH      N/A     Sole       N/A        71,802    N/A    N/A
       TTEC          Common      879939106    $11,840     351,470     SH      N/A     Sole       N/A       351,470    N/A    N/A
       COMS          Common      885535104     $9,036     192,510     SH      N/A     Sole       N/A       192,510    N/A    N/A
  QTHQAH Jan 40      Common      8855359A4       $381      50,000     SH     Call     Sole       N/A       500,000    N/A    N/A
      UCOMA          Common      913247508    $18,648     265,456     SH      N/A     Sole       N/A       265,456    N/A    N/A
       WBVN          Common      94845V103       $324      20,000     SH      N/A     Sole       N/A        20,000    N/A    N/A
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      Total                                  $160,373
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